Leases - Schedule of Changes in Carrying Value of Right of Use Assets (Details) $ in Millions	12 Months Ended
Mar. 31, 2020 USD ($)
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Ending balance	$ 551
IFRS 16 Leases
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance	420
Reclassified on account of adoption of IFRS 16	92
Additions	155
Additions through business combination (Refer to Note 2.10)	28
Deletions	(18)
Depreciation	(78)
Translation difference	(48)
Ending balance	551
Land | IFRS 16 Leases
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Reclassified on account of adoption of IFRS 16	92
Depreciation	(1)
Translation difference	(8)
Ending balance	83
Buildings | IFRS 16 Leases
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance	419
Additions	148
Additions through business combination (Refer to Note 2.10)	26
Deletions	(18)
Depreciation	(75)
Translation difference	(39)
Ending balance	461
Vehicles | IFRS 16 Leases
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance	1
Additions through business combination (Refer to Note 2.10)	2
Depreciation	(1)
Ending balance	2
Computer Equipment | IFRS 16 Leases
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Additions	7
Depreciation	(1)
Translation difference	(1)
Ending balance	$ 5